                                                                                                            January 6, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

            Re:       Dreyfus Midcap Index Fund, Inc.

                        1933 Act File No.: 33-41078

            1940 Act File No.: 811-06325

            CIK No.: 0000875732

Ladies and Gentlemen:

            Transmitted for filing is the Annual Report to Shareholders for the above-referenced Fund for the Annual period ended October 31, 2015, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

                                                                                                Very truly yours,

                                                                                                 /s/ Gina M. Gomes

                                                                                                 Gina M. Gomes
                                                                                                 Paralegal

GMG\

Enclosures